Advances to suppliers - Allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Advances to suppliers [Line Items]
Balance at beginning of year	$ 4,682,592	$ 3,794,065
Addition to allowance for doubtful accounts	1,286,997	947,770
Translation adjustments	(238,308)	(59,243)
Balance at end of year	5,731,281	4,682,592
Advances To Suppliers [Member]
Advances to suppliers [Line Items]
Balance at beginning of year	1,426,769	627,151
Addition to allowance for doubtful accounts	162,859	809,411
Translation adjustments	(72,611)	(9,793)
Balance at end of year	$ 1,517,017	$ 1,426,769